                                                        [LOGO]
                                                        HARTFORD LIFE


                                                        ALLISON S. MACINNIS
                                                        Legal Specialist


May 1, 2000


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:   Hartford Life and Annuity Insurance Company
      Separate Account One - The Director variable annuity
      File No. 33-56790

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

      1. The form of Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

      2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 13, 2000.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely yours,

/s/ Allison S. MacInnis

Allison S. MacInnis


Enclosure